Variable Interest Entities -- SFC Consumer Loan Securitizations (Details) (10-Q) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Millions	Jul. 19, 2016	Jun. 07, 2016	Mar. 23, 2016	Feb. 16, 2016
ODART 2016-1 Securitization [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Outstanding balance	$ 700
OMFIT 2016-3 Securitization [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Outstanding balance		$ 317
OMFIT 2016-2 Class A & B Securitization [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Outstanding balance			$ 733
Asset-backed Securities [Member] | Springleaf FundingTrust 2013 B [Member]
Variable Interest Entity [Line Items]
Redemption price				$ 371
Accrued interest included in redemption price				1
Amount excluded from the redemption price				30
Outstanding balance				$ 400